Nature of operations	12 Months Ended
Dec. 31, 2021
Nature of operations [Abstract]
Nature of operations
1	Nature of operations

Principal activity

Grupo TMM, S.A.B. (‘Grupo TMM’ or the ‘Company’) is a Mexican company whose principal activity is providing multimodal transport and logistics services to premium customers throughout Mexico.

The Company’s activities are grouped into the following service divisions:

•	Maritime: includes specialized offshore shipping services, clean oil, and chemical products shipping, bulk carrier and other activities related to the maritime transportation business.

•	Ports and terminals: include shipping agency services, inland and seaport terminal services.

•	Logistics: includes the operations of logistics solutions services and container and railcar maintenance and repair services.

•	Warehousing: includes bonded warehouse operations and management.

COVID-19 Impact and business strategy

On March 11, 2020, the WHO declared COVID-19 to be a pandemic. In response, the governments throughout all the world, including Mexico, have implemented various extraordinary measures to control its spread, including travel restrictions, quarantines, and the suspension of all non-essential activities. The effect of the COVID-19 pandemic on our business continues to be uncertain, and it will depend on its duration and is impact on the Mexican and global economies. However, as of the date of these financial statements, all countries entered into recession, however, various international banks and multi-lateral institutions such as the International Monetary Fund have forecasted that in the short term, this crisis will be overcome as the world’s population is fully vaccinated and the COVID-19 becomes an endemic disease.

For fiscal year 2021, the Company’s revenues, particularly in the Ports and Terminals business, continue to be affected due to the COVID-19 pandemic, and the various emergency public health measures implemented by governments to combat it. Although the Company expects its revenues to improve as the extraordinary measures of the government are lifted and the public health emergency restrictions are removed, as of the date of these consolidated financial statements, the Company cannot quantify the adverse effect that COVID-19 will have on its operating profit for fiscal 2022.

In view of the foregoing and other conditions beyond the control of the Company, operating profit can be volatile and subject to change rapidly as the situation of COVID-19 develops. Consequently, the Company has taken various measures to maintain business continuity and strengthen its financial position, which are detailed below. In the future, the Company will continue to supervise the development of the COVID-19 pandemic closely, including its effect on the businesses, financial conditions, and operating profit of the Company.

As part of our effort to mitigate the effects of the Pandemic, we have carried out the following:

•
In 2020, the Company decided to change its corporate offices, which will generate significant savings in corporate costs. The Company continues to comply with the health and safety protocols established by the Mexican government, and it has taken measures and implemented policies to safeguard the threats posed by the COVID-19 pandemic, its businesses, employees, and locations in which it operates.

•	The Company has adopted the hybrid working model by maintaining limited access to facilities and implementing new controls for emergency procedures and mitigating potential cybersecurity risks.

•
The Company continues a strategic plan to offset part of the instability in the oil industry and the COVID-19 pandemic, which includes the following actions: (i) reduction of costs and general and administrative expenses; (ii) maintenance of the early collection program (the “supply chain program”) through Nacional Financiera, SNC, by reducing liquidity risk and the effect of delays in the payments that can result from recent changes in the payment policies of PEMEX; and (iii) customer diversification; and (iv) negotiation of deferment and extension of the due date of certain financial commitments.

•
The Company is implementing actions to help guarantee that financial and audit reporting processes continue to be sound, and as timely as possible in the middle of the global crisis of the COVID-19 pandemic. These actions include, among other things; (i) the implementation of new controls for emergency procedures; (ii) close monitoring of IT access controls to enable remote work to be performed; (iii) controls for mitigating the possible increase in cyber risks arising from a higher level of remote work; (iv) where it is not possible to conduct face-to-face controls, identify, and implement alternative controls appropriately designed to offset the lack of information. In addition, the Company is implementing an alternative audit plan to test the operating effectiveness of controls remotely, due to travel restrictions.

The business strategy of the Company, which will help to mitigate the effects of the Pandemic, is focused mainly on the following:

•
Maritime Operations. We seek to capitalize on our steady and proven vessels management and operation expertise to increase our customer base and expand our services in the offshore operations and other maritime transportation segments such as tankers and bulk cargo vessels, taking advantage of the opportunities presented by new participants in the Mexican market. We are also seeking to capitalize on these opportunities by expanding and diversifying our shipyard services. To this end, we recently entered into a construction agreement with Westport Orange Shipyard to build a new 6,600 short-tons floating dry-dock to increase the capacity of our shipyard operations. The project is supported by a 7-year financing agreement with Amegy Bank (Zions Bancorporation N.A.), guaranteed by EXIM Bank, for up to 85% of the purchase price of the floating dry-dock and it is expected to be received during the first quarter of 2023; in the medium term, we plan to build a fixed dry-dock with the capacity to receive larger vessels (150-220 meters length) as well as to be able to build marine structures, enabling us to compete to satisfy the expected demands of PEMEX and future customers.

•
Ports and Terminals Operations. We intend to continue to take advantage of our unique experience, our strategically located assets and the existing investment opportunities in the midstream oil and gas sector, to develop liquids oil terminals that will help reduce the current gap in infrastructure and anticipate growing demand for gasoline and diesel imports, which currently account for more than 70% of Mexico’s domestic consumption. In this regard, we intend to keep moving forward with the development of storage and transportation infrastructure to serve the growing demand for refined products from Tuxpan to the central region of Mexico as well as to develop a general cargo terminal fitted with modern equipment and suitable warehouses for high quality, fast and safe handling and storage of goods such as lubes, fertilizers and grains. The port of Tuxpan is the main port of entry for hydrocarbon imports and the closest port to Mexico City and the central area of Mexico.

•
Logistics Operations. As part of our commitment to ensure first-class maintenance and repair and increase our volume of operations, we plan to revamp our facilities, diversify, and widen our services through strategic alliances or partnerships with whom we can also develop the automotive, steel and food logistics market in all areas with emphasis on “just-in-time” inventory planning, subassembly and management of cars and container yards whilst improving our processes.

•
Warehousing Operations. We are working to improve our bonded warehousing services, import duties service and the development strategic warehousing services to provide better and new integrated logistics services to our customers, encompassing bonded warehousing services, inventory management, value-added services, and delivery to the end consumer.

•
Diversification of current operations: We are working through strategic alliances to develop new lines of business that will focus in the first stage on the commercialization of Oil/Petroleum Derivatives and commodities in general, allowing us to provide our customers with services across the full logistics chain in the energy sector.

•	Corporate Expenses. As part of our continuous improvement plan, we aim to optimize the size of our corporate staff consistent with the implementation of the plans described above.

Structure of Grupo TMM

At December 31, 2021 and 2020, Grupo TMM holds the percentage of equity interest in various subsidiaries, the most significant are as follows:

	% of ownership
	2021	2020
Specialized maritime
Transportación Marítima Mexicana, S.A. de C.V.	100%	100%
Inmobiliaria Dos Naciones, S. de R.L. de C.V.	100%	100%
TMM Parcel Tankers, S.A. de C.V.	100%	100%

Logistics
Almacenadora de Depósito Moderno, S.A. de C.V. (Warehouse)	100%	100%
Autotransportación y Distribución Logística, S.A. de C.V.	100%	100%
TMM Almacenadora, S.A.P.I. de C.V.	100%	100%

Ports and terminals
TMM Logistics, S.A. de C.V.	100%	100%
Prestadora de Servicios MTR, S.A. de C.V.	100%	100%
Bimonte, S.A. de C.V.	100%	100%
Administradora Marítima TMM, S.A.P.I. de C.V.	100%	100%
Caoba Energía, S. de R.L. de C.V.	100%	100%
Services & Solutions Optimus, S. de R.L de C.V.	100%	100%
Servicios Administrativos API Acapulco, S.A. de C.V.	51%	51%
Administración Portuaria Integral de Acapulco, S.A. de C.V.	51%	51%

Payroll outsourcing
Mexschiff Operación de Personal, S.A.P.I. de C.V.	100%	100%
Omexmar Operadora Mexicana Marítima, S.A.P.I. de C.V.	100%	100%
Perhafen Services Marítimos, S.A.P.I. de C.V.	100%	100%
TMM Dirección Corporativa, S.A.P.I. de C.V.	100%	100%
Perjomar Operadora, S.A.P.I. de C.V.	100%	100%

Property leasing
Inmobiliaria TMM, S.A. de C.V.	100%	100%

The Company’s subsidiaries are incorporated in Mexico, where most of their activities take place.

Non-controlling interest in subsidiaries

Grupo TMM holds an equity interest in the subsidiaries Administración Portuaria Integral de Acapulco, S.A. de C.V. and Servicios Administrativos API Acapulco, S.A. de C.V., for which there is non-controlling interest; the associated effect on the Company’s consolidated financial statements is considered immaterial. These companies are established and conduct their activities in Mexico. As of December 31, 2021, these companies ceased operations (see Notes 11a) y 28).

Investments in associates

The Company maintains investments in the following associates:

(a)
In July 2014, Grupo TMM contributed $40,000 to the capital stock of Almacenes de Jugos Citricos de Mexico, S.A.P.I. de C.V., which represents 21% of the voting shares. Since this entity has not started up operations as of the issue date of the consolidated financial statements, Company Management decided to reserve the investment in its entirety.

(b)
The Company lost control of its subsidiary TMM División Marítima, S.A. de C.V. (TMM DM) in 2017, retaining 15% equity in its capital without exerting significant influence. Accordingly, this investment has been classified as an investment in associate. As of December 31, 2021 and 2020, the value of this investment is nil, since the stockholders’ equity of TMM DM is negative. Moreover, in accordance with the statutes of TMM DM, the stockholders only assume obligation in connection with their equity up to the amount thereof.